Cover	Sep. 29, 2022
Cover [Abstract]
Entity Registrant Name	TPCO Holding Corp.
Entity Central Index Key	0001876945
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 29, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	A1
Entity File Number	0-56348
Entity Tax Identification Number	98-1566338
Entity Address Postal Zip Code	95125
Entity Address City Or Town	San Jose
Entity Address State Or Province	CA
City Area Code	669
Local Phone Number	279-5390
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	1550 Leigh Avenue